OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Operating Leases
SCHEDULE OF REMAINING NON CANCELLABLE LEASE CONTRACTS

As of December 31, 2025, the Company had the following remaining non-cancellable lease contracts:

Description of lease	Lease term
Office premises	1.01 years

(a)	Amounts recognized in the consolidated balance sheet:

	As of December 31,
	2024	2025	2025
	S$	S$	US$
Right-of-use assets	83,288	42,688	33,197
Leases
Current	39,815	31,171	24,241
Non-current	47,233	14,616	11,367

SUMMARY OF LEASE COST

(b) A summary of lease cost recognized in the Company’s consolidated statements of operations is as follows:

	For Years Ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	US$
Amortization of right-of-use assets	25,624	36,909	38,778	30,156
Interest on lease liabilities	2,087	3,499	3,478	2,705

SCHEDULE OF FUTURE OPERATING LEASE PAYMENTS

Future operating lease payments, excluding short-term leases, as of December 31, 2025, are detailed as follows:

Operating leases	S$	US$
2026	36,032	28,021
2027	12,600	9,799
Total future lease payment	48,632	37,820
Less: Imputed interest	(2,845)	(2,212)
Present value of operating lease liabilities	45,787	35,608
Less: Current portion	(31,171)	(24,241)
Long-term portion of lease liabilities	14,616	11,367

SCHEDULE OF WEIGHTED-AVERAGE LEASE TERMS AND DISCOUNT RATES

The following table shows the weighted-average lease terms and discount rates for operating leases:

	2024	2025
Weighted average remaining lease term (Years)
Operating leases	2.13	1.01

Weighted average discount rate (%)
Operating leases	4.83%	4.77%